Investments - Summary of Investments (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,961	$ 1,808	$ 1,021
Gross Unrealized Gains	7	0	0
Gross Unrealized Losses	0	7	2
Estimated Fair Value	1,968	1,801	1,019
Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,340	1,189	643
Gross Unrealized Gains	5	0	0
Gross Unrealized Losses	0	5	2
Estimated Fair Value	1,345	1,184	641
GSEs
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	196	212	122
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	0	1	0
Estimated Fair Value	196	211	122
Municipal securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	178	186	127
Gross Unrealized Gains	2	0	0
Gross Unrealized Losses	0	1	0
Estimated Fair Value	180	185	127
U.S. treasury notes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	108	78	60
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	0	0	0
Estimated Fair Value	108	78	60
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	71	63
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	71	63
Certificates of deposit
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	68	80	69
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	0	0	0
Estimated Fair Value	$ 68	$ 80	$ 69